Leases (Tables)	12 Months Ended
Jul. 31, 2025
Leases [Abstract]
Schedule of Right-of-Use Assets and Lease Liabilities	As of July 31, 2025 and 2024, the Group’s right-of-use assets and lease liabilities are as follows.
	As of July 31,
	2025	2024
Operating lease right-of-use assets	$6,782,354	$4,384,300

Operating lease liabilities - current	$2,728,326	$2,121,666
Operating lease liabilities - noncurrent	4,222,089	2,425,578
Total lease liabilities	$6,950,415	$4,547,244

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

	As of July 31,
	2025	2024
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	3.84	2.37
Weighted average discount rate	2.55%	1.51%

Supplemental cash flow information related to leases for the years ended July 31, 2025, 2024 and 2023 are as follows:

	For the Years Ended July 31,
	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Payments for operating leases included in cash from operating activities	$2,602,143	$1,969,440	$1,314,835

Schedule of Maturity of Operating Lease Liabilities

The following table summarizes the maturity of operating lease liabilities as of July 31, 2025:

Amount
Year ending July 31,
2026	$2,850,315
2027	1,542,460
2028	843,754
2029	821,304
2030	821,304
After 2030	223,992
Total lease payments	7,103,129
Less: imputed interest	(152,714)
Total lease liabilities	$6,950,415